Employee Retirement Plan	6 Months Ended
Jun. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Retirement Plan

9. Employee Retirement Plan

Prothena 401K Retirement Plan

In December 2012 (effective January 1, 2013), the Company established a qualified retirement plan under section 401(k) of the Internal Revenue Code (“IRC”) under which participants may contribute up to 100% of their eligible compensation, subject to maximum deferral limits specified by the IRC. In addition, the Company contributes 3% of each participating employee’s eligible compensation, subject to limits specified by the IRC, on a quarterly basis. Further, the Company may make a discretionary matching and/or profit sharing contribution as determined solely by the Company. The Company did not record any expense in the year ended December 31, 2012 as no contributions, matching or profit sharing contributions were made under the 401(k) plan. The company recorded total expense for matching contributions of $0.2 million for the six months ended June 30, 2013.

Elan Pharmaceuticals 401(k) Retirement Savings Plan

Elan maintains a 401(k) retirement savings plan for its employees based in the United States, including employees that directly and indirectly provided service to the Prothena Business prior to the Separation and Distribution. The Prothena Business recorded total expense for matching contributions of $0.1 million, $0.1 million and $Nil for the years ended December 31, 2012, 2011 and 2010, respectively, and $0.1 million for the six months ended June 30, 2012.